Liquidity (Details)	6 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 CNY (¥) shares
Liquidity [Abstract]
Working capital deficits	$ 1,931,715	¥ 14,017,887
Sales of ordinary shares	2,500,000	2,500,000